The Gabelli Equity Trust Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.1%
Financial Services  — 13.5%
24,500 Aegon Ltd. ...................... $ 157,306
250 Affiliated Managers Group Inc. ........ 44,450
7,295 Ally Financial Inc. ................. 259,629
228,500 American Express Co. .............. 61,969,200
11,000 Apollo Global Management Inc. ....... 1,374,010
4,950 Axis Capital Holdings Ltd. ........... 394,069
12,000 Banco Bilbao Vizcaya Argentaria SA .... 129,678
75,000 Banco Santander SA, ADR ........... 382,500
60,000 Bank of America Corp. .............. 2,380,800
58,000 Barclays plc ..................... 174,123
92 Berkshire Hathaway Inc., Cl. A† ....... 63,588,560
3,250 Berkshire Hathaway Inc., Cl. B† ....... 1,495,845
41,500 Blackstone Inc. ................... 6,354,895
130,000 Blue Owl Capital Inc. ............... 2,516,800
2,270 Capital One Financial Corp. ........... 339,887
30,000 Cipher Mining Inc.† ................ 116,100
97,920 Citigroup Inc. .................... 6,129,792
27,500 Commerzbank AG ................. 505,857
24,245 Credit Agricole SA ................. 370,415
5,000 Cullen/Frost Bankers Inc. ............ 559,300
192,400 Dah Sing Banking Group Ltd. ......... 172,505
128,800 Dah Sing Financial Holdings Ltd. ...... 410,067
35,200 Daiwa Securities Group Inc. .......... 246,137
30,000 Deutsche Bank AG ................ 519,300
1,586 Diamond Hill Investment Group Inc. .... 256,313
67,560 DigitalBridge Group Inc. ............ 954,623
518 E-L Financial Corp. Ltd. ............. 484,506
3,000 EXOR NV ....................... 321,088
481 Farmers & Merchants Bank of Long Beach 2,573,350
5,000 Federated Hermes Inc. .............. 183,850
5,601 First American Financial Corp. ........ 369,722
217 First Citizens BancShares Inc., Cl. A .... 399,486
23,526 Flushing Financial Corp. ............. 343,009
1,150,000 GAM Holding AG† ................. 264,146
5,000 ING Groep NV .................... 90,577
42,700 Interactive Brokers Group Inc., Cl. A .... 5,950,672
7,000 Intercontinental Exchange Inc. ........ 1,124,480
62,500 Janus Henderson Group plc .......... 2,379,375
12,800 Japan Post Bank Co. Ltd. ............ 119,161
81,300 Jefferies Financial Group Inc. ......... 5,004,015
34,150 JPMorgan Chase & Co. ............. 7,200,869
6,000 Julius Baer Group Ltd. .............. 360,844
900,000 Just Group plc ................... 1,674,931
28,000 Kinnevik AB, Cl. A ................. 228,530
4,190 KKR & Co. Inc. ................... 547,130
14,000 Loews Corp. ..................... 1,106,700
1,000 LPL Financial Holdings Inc. .......... 232,630
50,000 Marsh & McLennan Companies Inc. .... 11,154,500
3,200 Moelis & Co., Cl. A ................ 219,232
9,640 Moody's Corp. ................... 4,575,048
Shares
Market
Value
29,500 Morgan Stanley .................. $ 3,075,080
45,535 NatWest Group plc ................ 209,360
9,096 NN Group NV .................... 453,407
32,000 Polar Capital Holdings plc ........... 229,314
13,077 Prosus NV ...................... 571,495
47,500 S&P Global Inc. .................. 24,539,450
10,900 Shinhan Financial Group Co. Ltd., ADR .. 461,833
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 18,964
1,523 Southern First Bancshares Inc.† ....... 51,904
15,987 Standard Chartered plc ............. 169,494
101,650 State Street Corp. ................. 8,992,975
5,000 StoneCo Ltd., Cl. A† ............... 56,300
72,700 T. Rowe Price Group Inc. ............ 7,919,211
750 Texas Capital Bancshares Inc.† ........ 53,595
139,300 The Bank of New York Mellon Corp. .... 10,010,098
10,000 The Charles Schwab Corp. ........... 648,100
6,300 The Goldman Sachs Group Inc. ....... 3,119,193
10,000 The PNC Financial Services Group Inc. .. 1,848,500
37,500 The Westaim Corp.† ............... 110,355
17,000 Truist Financial Corp. ............... 727,090
13,000 TrustCo Bank Corp. NY ............. 429,910
3,100 UniCredit SpA .................... 135,839
37,500 W. R. Berkley Corp. ................ 2,127,375
1,900 Webster Financial Corp. ............. 88,559
186,300 Wells Fargo & Co. ................. 10,524,087
25,348 Westwood Holdings Group Inc. ....... 359,942
275,641,442
Food and Beverage  — 9.3%
3,000 Ajinomoto Co. Inc. ................ 115,763
2,100 Anheuser-Busch InBev SA/NV ........ 138,808
147,500 BellRing Brands Inc.† .............. 8,956,200
91,300 Brown-Forman Corp., Cl. A .......... 4,389,704
153,500 Campbell Soup Co. ................ 7,509,220
130,000 ChromaDex Corp.† ................ 474,500
15,000 Coca-Cola Europacific Partners plc ..... 1,181,250
18,700 Constellation Brands Inc., Cl. A ........ 4,818,803
25,000 Crimson Wine Group Ltd.† ........... 157,750
173,000 Danone SA ...................... 12,582,847
800,000 Davide Campari-Milano NV .......... 6,767,952
4,250 Diageo plc ...................... 147,904
140,000 Diageo plc, ADR .................. 19,647,600
96,083 Farmer Brothers Co.† .............. 190,244
90,000 Flowers Foods Inc. ................ 2,076,300
85,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... 8,439,705
12,000 General Mills Inc. ................. 886,200
1,818,400 Grupo Bimbo SAB de CV, Cl. A ........ 6,253,117
3,500 Heineken Holding NV ............... 264,151
42,550 Heineken NV .................... 3,772,111
4,000 Ingredion Inc. .................... 549,720

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
97,200 ITO EN Ltd. ..................... $ 2,308,183
55,700 Kerry Group plc, Cl. A .............. 5,487,217
2,000 Kerry Group plc, Cl. A .............. 207,380
8,000 Keurig Dr Pepper Inc. .............. 299,840
1,100 Laurent-Perrier ................... 131,018
9,550 LVMH Moet Hennessy Louis Vuitton SE .. 7,319,156
40,000 Maple Leaf Foods Inc. .............. 655,107
35,000 Molson Coors Beverage Co., Cl. B ...... 2,013,200
194,000 Mondelēz International Inc., Cl. A ...... 14,291,980
28,000 Morinaga Milk Industry Co. Ltd. ....... 684,390
20,000 Nestlé SA ....................... 2,007,680
13,000 Nomad Foods Ltd. ................ 247,780
104,500 PepsiCo Inc. ..................... 17,770,225
38,000 Pernod Ricard SA ................. 5,735,839
39,000 Post Holdings Inc.† ................ 4,514,250
40,000 Remy Cointreau SA ................ 3,110,141
6,000 The Boston Beer Co. Inc., Cl. A† ....... 1,734,840
70,000 The Coca-Cola Co. ................ 5,030,200
15,000 The Hain Celestial Group Inc.† ........ 129,450
2,000 The Hershey Co. .................. 383,560
23,000 The J.M. Smucker Co. .............. 2,785,300
147,000 The Kraft Heinz Co. ................ 5,161,170
10,000 The Simply Good Foods Co.† ......... 347,700
43,000 Tootsie Roll Industries Inc. ........... 1,331,710
8,000 TreeHouse Foods Inc.† ............. 335,840
40,000 Tyson Foods Inc., Cl. A ............. 2,382,400
646,000 Yakult Honsha Co. Ltd. ............. 14,917,892
190,643,297
Equipment and Supplies  — 7.9%
318,200 AMETEK Inc. .................... 54,638,122
28,000 Amphenol Corp., Cl. A .............. 1,824,480
10,000 Ardagh Group SA† ................ 48,150
48,000 Ardagh Metal Packaging SA .......... 180,960
1,500 Crown Holdings Inc. ............... 143,820
500 Danaher Corp. ................... 139,010
283,000 Donaldson Co. Inc. ................ 20,857,100
22,000 DS Smith plc .................... 135,829
3,000 Federal Signal Corp. ............... 280,380
173,300 Flowserve Corp. .................. 8,957,877
36,000 Franklin Electric Co. Inc. ............ 3,773,520
8,500 Hubbell Inc. ..................... 3,640,975
112,400 IDEX Corp. ...................... 24,109,800
20,000 Ilika plc† ....................... 6,417
15,525 Kimball Electronics Inc.† ............ 287,368
172,000 Mueller Industries Inc. .............. 12,745,200
61,000 Mueller Water Products Inc., Cl. A ..... 1,323,700
8,000 Sealed Air Corp. .................. 290,400
20,000 Tenaris SA, ADR .................. 635,800
80,000 The Timken Co. ................... 6,743,200
Shares
Market
Value
59,000 The Weir Group plc ................ $ 1,708,542
92,500 Watts Water Technologies Inc., Cl. A .... 19,165,075
161,635,725
Diversified Industrial  — 6.5%
1,000 Agilent Technologies Inc. ............ 148,480
412,000 Ampco-Pittsburgh Corp.† ........... 824,000
41,500 AZZ Inc. ........................ 3,428,315
13,000 Barnes Group Inc. ................. 525,330
156,300 Crane Co. ....................... 24,739,164
20,000 Crane NXT Co. ................... 1,122,000
910 Eaton Corp. plc ................... 301,610
4,999 Esab Corp. ...................... 531,444
37,400 General Electric Co. ................ 7,052,892
120,700 Greif Inc., Cl. A ................... 7,563,062
12,000 Greif Inc., Cl. B ................... 837,960
19,100 Griffon Corp. .................... 1,337,000
113,700 Honeywell International Inc. .......... 23,502,927
29,000 Ingersoll Rand Inc. ................ 2,846,640
85,500 ITT Inc. ........................ 12,783,105
35,000 Kennametal Inc. .................. 907,550
50,000 Myers Industries Inc. .............. 691,000
23,000 nVent Electric plc ................. 1,615,980
101,000 Park-Ohio Holdings Corp. ........... 3,100,700
9,454 Proto Labs Inc.† .................. 277,664
600 Rheinmetall AG ................... 324,862
500 Roper Technologies Inc. ............ 278,220
900 Siemens AG ..................... 181,673
390,000 Steel Partners Holdings LP† .......... 15,970,500
5,307 Stratasys Ltd.† ................... 44,101
10,500 Sulzer AG ....................... 1,717,020
74,000 Textron Inc. ..................... 6,554,920
2,500 The Eastern Co. .................. 81,125
100,000 Toray Industries Inc. ............... 586,676
21,000 Trane Technologies plc ............. 8,163,330
75,000 Tredegar Corp.† .................. 546,750
86,500 Trinity Industries Inc. ............... 3,013,660
4,000 Valmont Industries Inc. ............. 1,159,800
132,759,460
Automotive: Parts and Accessories  — 4.8%
4,500 Aptiv plc† ...................... 324,045
2,500 Atmus Filtration Technologies Inc. ..... 93,825
88,600 BorgWarner Inc. .................. 3,215,294
368,400 Dana Inc. ....................... 3,890,304
350,000 Dowlais Group plc ................. 273,039
2,500 Ducommun Inc.† ................. 164,575
210,000 Garrett Motion Inc.† ............... 1,717,800
184,500 Genuine Parts Co. ................. 25,770,960
140,000 Modine Manufacturing Co.† .......... 18,590,600
33,150 O'Reilly Automotive Inc.† ............ 38,175,540
10,000 Phinia Inc. ...................... 460,300
105,000 Standard Motor Products Inc. ........ 3,486,000

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
26,400 Strattec Security Corp.† ............. $ 1,126,224
100,000 Superior Industries International Inc.† ... 304,000
97,592,506
Health Care  — 4.5%
1,000 AbbVie Inc. ..................... 197,480
14,000 Alcon Inc. ...................... 1,400,980
24,500 Amgen Inc. ..................... 7,894,145
1,000 Avantor Inc.† .................... 25,870
3,000 Axogen Inc.† .................... 42,060
12,000 Bausch + Lomb Corp.† ............. 231,480
15,000 Baxter International Inc. ............. 569,550
1,000 Becton Dickinson & Co. ............. 241,100
7,000 Biogen Inc.† ..................... 1,356,880
10,000 BioMarin Pharmaceutical Inc.† ........ 702,900
2,500 Bio-Rad Laboratories Inc., Cl. A† ...... 836,450
68,600 Boston Scientific Corp.† ............ 5,748,680
88,700 Bristol-Myers Squibb Co. ............ 4,589,338
6,200 Cencora Inc. ..................... 1,395,496
400 Charles River Laboratories International
Inc.† ........................ 78,788
1,300 Chemed Corp. ................... 781,261
1,500 Cutera Inc.† ..................... 1,183
6,000 CVS Group plc ................... 90,806
240,000 Demant A/S† .................... 9,375,574
100 Elevance Health Inc. ............... 52,000
820 Eli Lilly & Co. .................... 726,471
80 Embecta Corp. ................... 1,128
2,000 Enovis Corp.† .................... 86,100
7,000 Evolent Health Inc., Cl. A† ........... 197,960
11,990 Exact Sciences Corp.† .............. 816,759
400 Fortrea Holdings Inc.† .............. 8,000
3,100 Fresenius SE & Co. KGaA† ........... 118,120
1,390 Gerresheimer AG ................. 123,782
2,000 Gilead Sciences Inc. ............... 167,680
3,000 Glaukos Corp.† ................... 390,840
33 GRAIL Inc.† ..................... 454
25,000 Haleon plc ...................... 131,322
300 HCA Healthcare Inc. ............... 121,929
60,000 Henry Schein Inc.† ................ 4,374,000
1,400 Hologic Inc.† .................... 114,044
200 Illumina Inc.† .................... 26,082
6,217 Incyte Corp.† .................... 410,944
9,360 Indivior plc† ..................... 92,165
555 Intuitive Surgical Inc.† .............. 272,655
200 iRhythm Technologies Inc.† .......... 14,848
24,100 Johnson & Johnson ............... 3,905,646
400 Labcorp Holdings Inc. .............. 89,392
78,500 Merck & Co. Inc. .................. 8,914,460
200 Moderna Inc.† ................... 13,366
Shares
Market
Value
1,000 Neogen Corp.† ................... $ 16,810
4,000 NeoGenomics Inc.† ................ 59,000
72,500 Novartis AG, ADR ................. 8,338,950
62,500 Option Care Health Inc.† ............ 1,956,250
5,000 OraSure Technologies Inc.† .......... 21,350
130 Organon & Co. ................... 2,487
34,000 Perrigo Co. plc ................... 891,820
111,500 Pfizer Inc. ...................... 3,226,810
1,455 QIAGEN NV ..................... 66,304
500 Quest Diagnostics Inc. .............. 77,625
7,900 QuidelOrtho Corp.† ................ 360,240
300 Repligen Corp.† .................. 44,646
800 Roche Holding AG, Genusschein ....... 255,781
15,500 Sandoz Group AG, ADR ............. 644,877
2,100 Sanofi SA ....................... 240,541
1,000 Siemens Healthineers AG ............ 59,954
8,250 Smith & Nephew plc ............... 127,725
490 Stryker Corp. .................... 177,017
3,000 Teva Pharmaceutical Industries Ltd., ADR† 54,060
2,700 The Cigna Group .................. 935,388
15,700 Tristel plc ....................... 83,121
21,800 UnitedHealth Group Inc. ............ 12,746,024
11,996 Valeritas Holdings Inc.†(a) ........... 0
300 Vertex Pharmaceuticals Inc.† ......... 139,524
4,000 Waters Corp.† ................... 1,439,560
16,600 Zimmer Biomet Holdings Inc. ......... 1,791,970
20,060 Zimvie Inc.† ..................... 318,352
6,300 Zoetis Inc. ...................... 1,230,894
608 Zosano Pharma Corp.†(a) ........... 0
92,037,248
Entertainment  — 4.5%
118,000 Atlanta Braves Holdings Inc., Cl. A† .... 4,973,700
228,662 Atlanta Braves Holdings Inc., Cl. C† .... 9,100,748
10,000 Charter Communications Inc., Cl. A† .... 3,240,800
90,000 Genting Singapore Ltd. ............. 61,272
1,600,000 Grupo Televisa SAB, ADR ............ 4,096,000
71,000 International Game Technology plc ..... 1,512,300
14,573 Liberty Media Corp.-Liberty Live, Cl. A† .. 721,509
46,927 Liberty Media Corp.-Liberty Live, Cl. C† .. 2,408,763
15,000 Lions Gate Entertainment Corp., Cl. B† .. 103,800
118,974 Madison Square Garden Entertainment
Corp.† ....................... 5,059,964
99,717 Madison Square Garden Sports Corp.† .. 20,767,062
2,000 Netflix Inc.† ..................... 1,418,540
390,500 Ollamani SAB† ................... 736,972
356,000 Paramount Global, Cl. A ............. 7,782,160
4,500 Paramount Global, Cl. B ............. 47,790
160,974 Sphere Entertainment Co.† .......... 7,111,831
11,000 Take-Two Interactive Software Inc.† .... 1,690,810
40,000 TBS Holdings Inc. ................. 1,084,571
73,400 The Walt Disney Co. ............... 7,060,346

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
8,500 TKO Group Holdings Inc.† ........... $ 1,051,535
60,000 Universal Entertainment Corp. ........ 584,450
607,000 Vivendi SE ...................... 7,013,580
370,750 Warner Bros Discovery Inc.† ......... 3,058,688
90,687,191
Energy and Utilities  — 4.3%
54,062 APA Corp. ...................... 1,322,357
14,000 Avangrid Inc. .................... 501,060
46,000 Baker Hughes Co. ................. 1,662,900
21,000 BP plc, ADR ..................... 659,190
16,000 CMS Energy Corp. ................ 1,130,080
155,600 ConocoPhillips ................... 16,381,568
98,400 Enbridge Inc. .................... 3,996,024
81,000 Energy Transfer LP ................ 1,300,050
68,500 Enterprise Products Partners LP ....... 1,994,035
1,500 Eos Energy Enterprises Inc.† ......... 4,455
23,000 Essential Utilities Inc. .............. 887,110
40,000 Evergy Inc. ...................... 2,480,400
20,000 Eversource Energy ................ 1,361,000
40,700 Exxon Mobil Corp. ................ 4,770,854
4,550 GE Vernova Inc.† ................. 1,160,159
237,000 Halliburton Co. ................... 6,884,850
26,000 Innovex International Inc.† ........... 381,680
25,000 Kinder Morgan Inc. ................ 552,250
4,000 Marathon Oil Corp. ................ 106,520
7,200 Marathon Petroleum Corp. ........... 1,172,952
122,500 National Fuel Gas Co. .............. 7,424,725
25,000 New Fortress Energy Inc. ............ 227,250
91,000 NextEra Energy Inc. ................ 7,692,230
93,900 NextEra Energy Partners LP .......... 2,593,518
4,000 Niko Resources Ltd.† .............. 0
2,779 Noble Corp. plc ................... 100,440
10,000 NOV Inc. ....................... 159,700
40,000 Occidental Petroleum Corp. .......... 2,061,600
70,000 Oceaneering International Inc.† ....... 1,740,900
20,000 PG&E Corp. ..................... 395,400
17,000 Phillips 66 ...................... 2,234,650
35,000 Portland General Electric Co. ......... 1,676,500
70,000 RPC Inc. ....................... 445,200
134,500 Schlumberger NV ................. 5,642,275
2,450 Severn Trent plc .................. 86,539
17,000 Southwest Gas Holdings Inc. ......... 1,253,920
106,000 The AES Corp. ................... 2,126,360
37,500 TXNM Energy Inc. ................. 1,641,375
61,000 UGI Corp. ....................... 1,526,220
24,850 Vitesse Energy Inc. ................ 596,897
3,300 Weatherford International plc ......... 280,236
88,615,429
Shares
Market
Value
Business Services  — 3.9%
8,000 Allegion plc ..................... $ 1,165,920
600,000 Clear Channel Outdoor Holdings Inc.† ... 960,000
2,500 Edenred SE ..................... 94,673
16,000 Jardine Matheson Holdings Ltd. ....... 624,960
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,469,600
110,530 Mastercard Inc., Cl. A .............. 54,579,714
105,000 Paysafe Ltd.† .................... 2,355,150
10,000 Pitney Bowes Inc. ................. 71,300
135,000 Resideo Technologies Inc.† .......... 2,718,900
133,000 Steel Connect Inc.† ................ 1,403,150
20,000 The Brink's Co. ................... 2,312,800
126,000 The Interpublic Group of Companies Inc. . 3,985,380
29,000 UL Solutions Inc., Cl. A ............. 1,429,700
60,000 Vestis Corp. ..................... 894,000
13,500 Visa Inc., Cl. A ................... 3,711,825
17,000 Willdan Group Inc.† ............... 696,150
78,473,222
Machinery  — 3.6%
25,000 Astec Industries Inc. ............... 798,500
12,800 Caterpillar Inc. ................... 5,006,336
411,000 CNH Industrial NV ................. 4,562,100
107,900 Deere & Co. ..................... 45,029,907
24,942 Intevac Inc.† .................... 84,803
6,688 Regal Rexnord Corp. ............... 1,109,405
131,500 Xylem Inc. ...................... 17,756,445
74,347,496
Retail  — 3.2%
135,000 Arko Corp. ...................... 947,700
44,000 AutoNation Inc.† .................. 7,872,480
45,000 BBB Foods Inc., Cl. A† .............. 1,350,000
3,500 Beacon Roofing Supply Inc.† ......... 302,505
7,500 Casey's General Stores Inc. .......... 2,817,825
3,500 Chipotle Mexican Grill Inc.† .......... 201,670
10,000 Copart Inc.† ..................... 524,000
30,240 Costco Wholesale Corp. ............. 26,808,365
73,900 CVS Health Corp. ................. 4,646,832
14,000 Lowe's Companies Inc. ............. 3,791,900
110,000 Macy's Inc. ..................... 1,725,900
77,720 PetIQ Inc.† ...................... 2,391,444
10,000 Pets at Home Group plc ............. 40,830
19,000 Qurate Retail Inc., Cl. A† ............ 11,592
35,000 Sally Beauty Holdings Inc.† .......... 474,950
7,250 Shake Shack Inc., Cl. A† ............ 748,273
113,000 The Wendy's Co. .................. 1,979,760
50,000 Walgreens Boots Alliance Inc. ........ 448,000
90,000 Walmart Inc. .................... 7,267,500
64,351,526
Environmental Services  — 3.0%
30,000 Pentair plc ...................... 2,933,700

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Environmental Services (Continued)
194,200 Republic Services Inc. .............. $ 39,003,128
15,620 Veolia Environnement SA ............ 513,276
166 Veralto Corp. .................... 18,569
83,000 Waste Management Inc. ............ 17,230,800
29,000 Zurn Elkay Water Solutions Corp. ...... 1,042,260
60,741,733
Consumer Products  — 2.8%
34,180 American Outdoor Brands Inc.† ....... 315,140
12,500 Christian Dior SE ................. 9,023,472
27,000 Church & Dwight Co. Inc. ........... 2,827,440
171,000 Edgewell Personal Care Co. .......... 6,214,140
68,000 Energizer Holdings Inc. ............. 2,159,680
35,500 Essity AB, Cl. B ................... 1,107,731
2,000 Givaudan SA .................... 10,964,731
54,000 Hanesbrands Inc.† ................ 396,900
23,800 Harley-Davidson Inc. ............... 917,014
1,170 Hermes International SCA ........... 2,873,062
556 HNI Corp. ....................... 29,935
4,000 Johnson Outdoors Inc., Cl. A ......... 144,800
25,000 Mattel Inc.† ..................... 476,250
13,000 National Presto Industries Inc. ........ 976,820
12,000 Oil-Dri Corp. of America ............. 827,880
50,000 Philip Morris International Inc. ........ 6,070,000
49,500 Reckitt Benckiser Group plc .......... 3,029,014
84,000 Spectrum Brands Holdings Inc. ....... 7,991,760
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 402,076
2,000 The Estee Lauder Companies Inc., Cl. A .. 199,380
4,280 Unilever plc ..................... 276,895
5,000 Vista Outdoor Inc.† ................ 195,900
4,200 Zalando SE† ..................... 138,480
57,558,500
Electronics  — 2.8%
30,000 Arlo Technologies Inc.† ............. 363,300
20,500 Bel Fuse Inc., Cl. A ................ 2,038,315
3,064 Bel Fuse Inc., Cl. B ................ 240,554
2,000 CTS Corp. ...................... 96,760
15,000 Flex Ltd.† ....................... 501,450
20,000 Hitachi Ltd., ADR ................. 1,060,000
51,500 Intel Corp. ...................... 1,208,190
35,161 Koninklijke Philips NV† ............. 1,150,468
1,300 Mettler-Toledo International Inc.† ...... 1,949,610
230,000 Mirion Technologies Inc.† ........... 2,546,100
375,000 Plug Power Inc.† ................. 847,500
28,249 Sony Group Corp., ADR ............. 2,728,006
34,200 TE Connectivity plc ................ 5,163,858
173,500 Texas Instruments Inc. ............. 35,839,895
300 Thermo Fisher Scientific Inc. ......... 185,571
Shares
Market
Value
1,000 Universal Display Corp. ............. $ 209,900
56,129,477
Consumer Services  — 2.7%
11,850 Amazon.com Inc.† ................ 2,208,010
32,000 API Group Corp.† ................. 1,056,640
393,500 Bollore SE ...................... 2,621,577
2,000 Deutsche Post AG ................. 89,119
1,000 eBay Inc. ....................... 65,110
35,000 IAC Inc.† ....................... 1,883,700
58,900 Matthews International Corp., Cl. A ..... 1,366,480
913,500 Rollins Inc. ...................... 46,204,830
3,200 Travel + Leisure Co. ................ 147,456
1,920 Uber Technologies Inc.† ............ 144,307
55,787,229
Aerospace and Defense  — 2.7%
1,000 Airbus SE ....................... 146,068
1,000 Embraer SA, ADR† ................ 35,370
23,000 FTAI Aviation Ltd. ................. 3,056,700
5,000 Hexcel Corp. ..................... 309,150
14,000 Howmet Aerospace Inc. ............. 1,403,500
500 IQVIA Holdings Inc.† ............... 118,485
12,000 Kratos Defense & Security Solutions Inc.† 279,600
3,000 L3Harris Technologies Inc. ........... 713,610
17,300 Northrop Grumman Corp. ........... 9,135,611
3,915,666 Rolls-Royce Holdings plc† ........... 27,599,182
15,000 RTX Corp. ...................... 1,817,400
1,100 Thales SA ...................... 174,547
53,600 The Boeing Co.† .................. 8,149,344
107,500 Triumph Group Inc.† ............... 1,385,675
54,324,242
Building and Construction  — 2.0%
3,000 AAON Inc. ...................... 323,520
27,560 Arcosa Inc. ...................... 2,611,585
5,500 Ashtead Group plc ................ 425,458
18,000 Assa Abloy AB, Cl. B ............... 605,444
44,500 Canfor Corp.† .................... 560,342
3,000 Carrier Global Corp. ............... 241,470
3,000 Cie de Saint-Gobain SA ............. 272,900
39,000 Fortune Brands Innovations Inc. ....... 3,491,670
36,000 Gencor Industries Inc.† ............. 750,960
3,000 H&E Equipment Services Inc. ......... 146,040
49,294 Herc Holdings Inc. ................ 7,858,942
35,200 Ibstock plc ...................... 87,533
198,000 Johnson Controls International plc ..... 15,366,780
6,000 KBR Inc. ....................... 390,780
31,000 Knife River Corp.† ................. 2,771,090
700 Lennar Corp., Cl. B ................ 121,058
25,000 Masterbrand Inc.† ................. 463,500
12,000 Sika AG ........................ 3,971,407
2,000 Toll Brothers Inc. ................. 308,980

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Building and Construction (Continued)
3,000 Vulcan Materials Co. ............... $ 751,290
41,520,749
Aviation: Parts and Services  — 1.8%
40,000 Astronics Corp.† .................. 779,200
103,000 Curtiss-Wright Corp. ............... 33,855,070
4,000 John Bean Technologies Corp. ........ 394,040
59,000 Spirit AeroSystems Holdings Inc., Cl. A† . 1,918,090
36,946,400
Telecommunications  — 1.8%
100,000 America Movil SAB de CV, ADR ....... 1,636,000
8,200 AT&T Inc. ....................... 180,400
55,000 BCE Inc. ........................ 1,914,000
765,000 BT Group plc, Cl. A ................ 1,512,672
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 51,942
6,000 Cisco Systems Inc. ................ 319,320
8,000 Deutsche Telekom AG .............. 235,008
125,000 Deutsche Telekom AG, ADR .......... 3,678,750
51,000 GCI Liberty Inc., Escrow†(a) ......... 1
36,000 Hellenic Telecommunications Organization
SA .......................... 620,737
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 128,775
264,732 Koninklijke KPN NV ................ 1,081,205
130,045 Liberty Global Ltd., Cl. A† ........... 2,745,250
326,064 Liberty Global Ltd., Cl. C† ........... 7,046,243
1,100,000 NII Holdings Inc., Escrow† ........... 385,000
80 Oi SA, ADR† ..................... 321
21,000 Telecom Argentina SA, ADR† ......... 158,340
400,000 Telecom Italia SpA† ................ 111,092
70,000 Telefonica Brasil SA, ADR ........... 718,900
295,000 Telefonica SA, ADR ................ 1,433,700
301,000 Telephone and Data Systems Inc. ...... 6,998,250
50,000 TELUS Corp. .................... 838,848
46,075 TIM SA, ADR .................... 793,411
3,040 VEON Ltd., ADR† ................. 92,477
56,000 Verizon Communications Inc. ......... 2,514,960
174,000 Vodafone Group plc ............... 174,565
98,000 Vodafone Group plc, ADR ........... 981,960
36,352,127
Hotels and Gaming  — 1.7%
14,500 Accor SA ....................... 629,486
124,500 Bally's Corp.† .................... 2,147,625
14,000 Better Collective A/S† .............. 310,855
63,500 Caesars Entertainment Inc.† .......... 2,650,490
162,500 Entain plc ....................... 1,658,086
4,000 Flutter Entertainment plc† ........... 939,876
13,000 Gambling.com Group Ltd.† .......... 130,260
1,000 GAN Ltd.† ...................... 1,770
Shares
Market
Value
41,000 Genius Sports Ltd.† ............... $ 321,440
6,500 Hyatt Hotels Corp., Cl. A ............ 989,300
30,000 Inspired Entertainment Inc.† ......... 278,100
5,000 Las Vegas Sands Corp. ............. 251,700
4,038,500 Mandarin Oriental International Ltd. .... 6,865,450
5,500 Marriott International Inc., Cl. A ....... 1,367,300
70,000 MGM China Holdings Ltd. ........... 111,657
80,000 MGM Resorts International† ......... 3,127,200
14,000 Penn Entertainment Inc.† ............ 264,040
103,700 Ryman Hospitality Properties Inc., REIT . 11,120,788
80,000 Super Group SGHC Ltd. ............. 290,400
200,000 The Hongkong & Shanghai Hotels Ltd. .. 147,417
4,000 Wyndham Hotels & Resorts Inc. ....... 312,560
8,400 Wynn Resorts Ltd. ................ 805,392
34,721,192
Computer Software and Services  — 1.7%
20,000 3D Systems Corp.† ................ 56,800
1,000 Akamai Technologies Inc.† ........... 100,950
20,000 Alphabet Inc., Cl. A ................ 3,317,000
28,280 Alphabet Inc., Cl. C ................ 4,728,133
1,500 Backblaze Inc., Cl. A† .............. 9,585
1,600 Check Point Software Technologies Ltd.† . 308,496
300 Cloudflare Inc., Cl. A† .............. 24,267
470 CrowdStrike Holdings Inc., Cl. A† ...... 131,821
4,866 Edgio Inc.† ...................... 487
8,000 Fiserv Inc.† ..................... 1,437,200
2,000 Fortinet Inc.† .................... 155,100
100,000 Hewlett Packard Enterprise Co. ........ 2,046,000
41,000 I3 Verticals Inc., Cl. A† ............. 873,710
270 Intuit Inc. ....................... 167,670
18,659 Kyndryl Holdings Inc.† ............. 428,784
12,900 Meta Platforms Inc., Cl. A ........... 7,384,476
4,000 Micron Technology Inc. ............. 414,840
4,670 Microsoft Corp. .................. 2,009,501
12,000 MKS Instruments Inc. .............. 1,304,520
25,000 Movella Holdings Inc.† ............. 400
73,400 N-able Inc.† ..................... 958,604
6,700 NVIDIA Corp. .................... 813,648
145,000 Oxford Metrics plc ................ 116,315
30,000 PAR Technology Corp.† ............. 1,562,400
4,700 PSI Software SE† ................. 116,669
18,100 Rockwell Automation Inc. ........... 4,859,126
550 Salesforce Inc. ................... 150,540
251 ServiceNow Inc.† ................. 224,492
21,000 SolarWinds Corp. ................. 274,050
2,600 Temenos AG ..................... 181,863
4,500 Unity Software Inc.† ............... 101,790
400 Veeva Systems Inc., Cl. A† ........... 83,948
20,800 Vimeo Inc.† ..................... 105,040
34,448,225

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Broadcasting  — 1.4%
2,000 Cogeco Inc. ..................... $ 88,462
20,000 Corus Entertainment Inc.,
OTC, Cl. B† .................... 2,454
90,000 Fox Corp., Cl. A ................... 3,809,700
94,000 Fox Corp., Cl. B ................... 3,647,200
16,000 Gray Television Inc. ................ 85,760
16,750 Liberty Broadband Corp., Cl. A† ....... 1,286,735
56,000 Liberty Broadband Corp., Cl. C† ....... 4,328,240
36,250 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 2,592,963
36,250 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,806,837
17,500 Nexstar Media Group Inc. ........... 2,893,625
100,000 Sinclair Inc. ..................... 1,530,000
162,475 Sirius XM Holdings Inc. ............. 3,842,523
159,000 TEGNA Inc. ..................... 2,509,020
60,000 Television Broadcasts Ltd.† .......... 26,936
29,450,455
Cable and Satellite  — 1.2%
173,980 Comcast Corp., Cl. A ............... 7,267,145
2,500 EchoStar Corp., Cl. A† .............. 62,050
150,000 Liberty Latin America Ltd., Cl. A† ...... 1,437,000
369,000 Rogers Communications Inc., Cl. B ..... 14,837,490
55,000 WideOpenWest Inc.† ............... 288,750
23,892,435
Real Estate  — 1.1%
16,750 American Tower Corp., REIT .......... 3,895,380
40,000 Blackstone Mortgage Trust Inc., Cl. A, REIT 760,400
8,000 Bresler & Reiner Inc.†(a) ............ 200
10,000 Gaming and Leisure Properties Inc., REIT 514,500
17,000 Rayonier Inc., REIT ................ 547,060
59,000 Seritage Growth Properties, Cl. A† ..... 274,350
1,000 Simon Property Group Inc., REIT ...... 169,020
12,000 Tejon Ranch Co.† ................. 210,600
259,000 The St. Joe Co. ................... 15,102,290
25,000 VICI Properties Inc., REIT ........... 832,750
9,000 Weyerhaeuser Co., REIT ............ 304,740
22,611,290
Specialty Chemicals  — 0.9%
8,000 AdvanSix Inc. .................... 243,040
60,725 Arcadium Lithium plc† ............. 173,066
2,500 DSM-Firmenich AG ................ 344,102
40,000 DuPont de Nemours Inc. ............ 3,564,400
5,500 FMC Corp. ...................... 362,670
15,000 H.B. Fuller Co. ................... 1,190,700
29,500 International Flavors & Fragrances Inc. .. 3,095,435
2,800 Johnson Matthey plc ............... 56,938
7,600 Rogers Corp.† ................... 858,876
Shares
Market
Value
99,400 Sensient Technologies Corp. ......... $ 7,973,868
13,000 SGL Carbon SE† .................. 77,854
12,500 Treatt plc ....................... 74,953
18,015,902
Transportation  — 0.9%
10,000 FTAI Infrastructure Inc. ............. 93,600
130,200 GATX Corp. ..................... 17,244,990
500 Union Pacific Corp. ................ 123,240
17,461,830
Metals and Mining  — 0.8%
33,000 Agnico Eagle Mines Ltd. ............ 2,658,480
200 Alliance Resource Partners LP ........ 5,000
38,000 Barrick Gold Corp. ................ 755,820
28,000 Cleveland-Cliffs Inc.† ............... 357,560
110,000 Freeport-McMoRan Inc. ............. 5,491,200
2,500 Materion Corp. ................... 279,650
60,000 Metallus Inc.† .................... 889,800
50,000 New Hope Corp. Ltd. ............... 180,097
117,000 Newmont Corp. .................. 6,253,650
10,000 Vale SA, ADR .................... 116,800
16,988,057
Automotive  — 0.8%
19,550 Daimler Truck Holding AG ........... 731,859
7,500 Daimler Truck Holding AG, ADR ....... 139,875
29,200 General Motors Co. ................ 1,309,328
179,750 Iveco Group NV .................. 1,804,400
3,500 Mercedes-Benz Group AG ........... 226,125
103,500 PACCAR Inc. .................... 10,213,380
90,000 Piaggio & C SpA .................. 263,683
25,000 Stellantis NV .................... 351,250
1,150 Toyota Motor Corp., ADR ............ 205,355
52,000 Traton SE ....................... 1,701,784
16,947,039
Wireless Communications  — 0.8%
15,000 Anterix Inc.† ..................... 564,900
80,000 Millicom International Cellular SA, SDR† . 2,172,541
105,000 Operadora De Sites Mexicanos SAB de CV 82,709
36,800 T-Mobile US Inc. .................. 7,594,048
118,400 United States Cellular Corp.† ......... 6,470,560
16,884,758
Communications Equipment  — 0.8%
11,140 Apple Inc. ...................... 2,595,620
3,250 Arista Networks Inc.† .............. 1,247,415
223,000 Corning Inc. ..................... 10,068,450
1,750 Motorola Solutions Inc. ............. 786,853
4,500 QUALCOMM Inc. ................. 765,225
33,000 Telesat Corp.† ................... 434,610
15,898,173

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Manufactured Housing and Recreational Vehicles  — 0.4%
680 Cavco Industries Inc.† .............. $ 291,203
37,200 Champion Homes Inc.† ............. 3,528,420
10,914 Legacy Housing Corp.† ............. 298,498
5,000 Martin Marietta Materials Inc. ......... 2,691,250
41,313 Nobility Homes Inc. ................ 1,569,894
8,379,265
Agriculture  — 0.4%
105,000 Archer-Daniels-Midland Co. .......... 6,272,700
49,000 Limoneira Co. .................... 1,298,500
6,500 The Mosaic Co. ................... 174,070
7,745,270
Publishing  — 0.3%
1,400 Graham Holdings Co., Cl. B .......... 1,150,408
90,000 News Corp., Cl. A ................. 2,396,700
92,000 News Corp., Cl. B ................. 2,571,400
55,000 The E.W. Scripps Co., Cl. A† .......... 123,475
6,241,983
Semiconductors  — 0.2%
8,000 Advanced Micro Devices Inc.† ........ 1,312,640
40,000 Alphawave IP Group plc† ............ 55,724
3,000 Applied Materials Inc. .............. 606,150
415 ASML Holding NV ................. 345,799
1,200 Axcelis Technologies Inc.† ........... 125,820
500 Azenta Inc.† ..................... 24,220
4,430 Broadcom Inc. ................... 764,175
200 Lam Research Corp. ............... 163,216
3,000 nLight Inc.† ..................... 32,070
2,200 NXP Semiconductors NV ............ 528,022
23,758 SkyWater Technology Inc.† .......... 215,722
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 521,010
4,694,568
Computer Hardware  — 0.1%
11,000 Dell Technologies Inc., Cl. C .......... 1,303,940
5,500 HP Inc. ........................ 197,285
3,000 NETGEAR Inc.† ................... 60,180
1,561,405
TOTAL COMMON STOCKS ......... 2,022,086,846
CLOSED-END FUNDS  — 0.3%
245,000 Altaba Inc., Escrow† ............... 349,125
4,285 Royce Global Trust Inc. ............. 49,706
46,158 Royce Small-Cap Trust Inc. .......... 724,680
600,000 SuRo Capital Corp.† ............... 2,418,000
82,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 879,040
Shares
Market
Value
156,500 The New Germany Fund Inc. ......... $ 1,397,545
5,818,096
TOTAL CLOSED-END FUNDS ........ 5,818,096
PREFERRED STOCKS  — 0.1%
Retail  — 0.1%
50,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 2,175,000
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 74,419
Diversified Industrial  — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 38,847
TOTAL WARRANTS .............. 113,266
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29(b) ............. 184,500
U.S. GOVERNMENT OBLIGATIONS  — 0.5%
10,055,000 U.S. Treasury Bills,
4.535% to 4.805%††, 12/12/24 to
12/26/24 ...................... 9,952,685
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,078,616,298) ............ $ 2,040,330,393
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.3% $ 1,740,711,841
Europe .............................. 11.8 240,474,807
Latin America ....................... 1.2 25,031,614
Japan ............................... 1.2 24,640,583
Asia/Pacific ......................... 0.5 9,471,548
Total Investments ................... 100.0% $ 2,040,330,393